PENSION AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Jan. 02, 2021
Defined Benefit Plans
Schedule of plan benefit obligations

	Pension Benefits
	2020		2019
(In millions)	U.S.	Int’l	U.S.	Int’l
Change in projected benefit obligations
Projected benefit obligations at beginning of year	$75.7	$811.7	$868.5	$755.8
Service cost	–	17.8	–	15.6
Interest cost	1.8	11.0	9.0	14.8
Participant contribution	–	3.7	–	4.1
Amendments	–	.4	–	1.8
Actuarial (gain) loss	7.1	53.5	(27.1)	56.8
Benefits paid	(7.3)	(21.1)	(20.7)	(21.3)
Settlements (1)	–	(2.4)	(754.0)	(4.5)
Foreign currency translation	–	79.3	–	(11.4)
Projected benefit obligations at end of year	$77.3	$953.9	$75.7	$811.7
Accumulated benefit obligations at end of year	$77.3	$883.6	$75.7	$754.0
(1)
In 2020, settlements in our international plans related to
lump-sum
payments in Belgium, France and for certain expatriate employees. In 2019, settlements in the U.S. related to the ADPP termination; settlements in our international plans related to lump-sum
payments in Switzerland.

Schedule of plan assets

	Pension Benefits
	2020		2019
(In millions)	U.S.	Int’l	U.S.	Int’l
Change in plan assets
Plan assets at beginning of year	$–	$734.4	$735.6	$631.8
Actual return on plan assets	–	91.5	20.7	118.5
Employer contributions (1)	7.3	17.2	18.4	13.6
Participant contributions	–	3.7	–	4.1
Benefits paid	(7.3)	(21.1)	(20.7)	(21.3)
Settlements (2)	–	(2.4)	(754.0)	(4.5)
Foreign currency translation	–	73.9	–	(7.8)
Plan assets at end of year	$–	$897.2	$–	$734.4
(1)	In 2019, we contributed $10 million to the ADPP to pay the remaining liabilities associated with its termination.
(2)
In 2020, settlements in our international plans related to
lump-sum
payments in Belgium, France and for certain expatriate employees. In 2019, settlements in the U.S. related to the ADPP termination; settlements in our international plans related to lump-sum
payments in Switzerland.

Schedule of funded status

	Pension Benefits
	2020		2019
(In millions)	U.S.	Int’l	U.S.	Int’l
Funded status of the plans
Other assets	$–	$92.4	$–	$50.8
Other accrued liabilities	(9.1)	(1.5)	(7.5)	(2.4)
Long-term retirement benefits and other liabilities (1)	(68.2)	(147.6)	(68.2)	(125.7)
Plan assets less than benefit obligations	$(77.3)	$(56.7)	$(75.7)	$(77.3)
(1)	In accordance with our funding strategy, we have the option to fund certain of our U.S. liabilities with proceeds from our company-owned life insurance policies.

Schedule of weighted-average assumptions used to determine year-end benefit obligations

	Pension Benefits
	2020		2019
	U.S.	Int’l	U.S.	Int’l
Weighted average assumptions used to determine year-end benefit obligations
Discount rate	2.02%	1.26%	2.93%	1.66%
Compensation rate increase	–	2.15	–	2.21

Schedule of pre-tax amounts, recognized in "Accumulated other comprehensive loss"

	Pension Benefits
	2020		2019
(In millions)	U.S.	Int’l	U.S.	Int’l
Net actuarial loss	$18.2	$83.3	$15.5	$101.9
Prior service (credit) cost	–	(3.9)	–	(4.3)

Net amount recognized in accumulated other comprehensive loss	$18.2	$79.4	$15.5	$97.6

Schedule of pretax amounts, including that of discontinued operations, recognized in "Other comprehensive loss (income)"

	Pension Benefits
	2020		2019		2018
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
Net actuarial loss (gain)	$3.5	$(13.5)	$(44.6)	$(42.7)	$33.5	$(27.2)
Prior service credit	–	.4	–	1.8	–	–
Amortization of unrecognized:
Net actuarial gain	(.6)	(5.2)	(.5)	(4.0)	(21.2)	(8.1)
Prior service credit (cost)	–	.4	–	.4	(.8)	.5
Settlements	(.2)	(.3)	(442.8)	(.6)	(92.0)	(1.7)

Net amount recognized in other comprehensive loss (income)	$2.7	$(18.2)	$(487.9)	$(45.1)	$(80.5)	$(36.5)

Schedule of components of net periodic benefit cost (credit)

	Pension Benefits
	2020		2019		2018
(In millions)	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l
Service cost	$–	$17.8	$–	$15.6	$–	$19.2
Interest cost	1.8	11.0	2.7	14.8	34.5	15.7
Actuarial loss (gain)	3.7	–	2.5	–	(.6)	–
Expected return on plan assets	–	(18.5)	–	(21.0)	(42.5)	(23.8)
Amortization of actuarial loss	.6	5.2	.5	4.0	21.2	8.1
Amortization of prior service (credit) cost	–	(.4)	–	(.4)	.8	(.5)
Recognized loss on settlements (1)	.2	.3	443.5	.6	92.0	1.7

Net periodic benefit cost (credit)	$6.3	$15.4	$449.2	$13.6	$105.4	$20.4

(1)
In 2020, settlements in the U.S. related to a
non-qualified
plan; settlements in our international plans related to
lump-sum
payments in Belgium, France and for certain expatriate employees. In 2019, settlements in the U.S. related to the ADPP termination; settlements in our international plans related to lump-sum
payments in Switzerland. In 2018, settlements in the U.S. related to lump-sum
payments associated with the ADPP and two nonqualified benefit plans; settlements in our international plans related to lump-sum
payments in the United Kingdom and France.

Schedule of weighted-average assumptions used to determine net periodic cost

	Pension Benefits

	2020		2019		2018
	U.S.	Int’l	U.S.	Int’l	U.S.	Int’l

Discount rate	2.89%	1.66%	3.73%	2.39%	3.72%	2.25%
Expected return on assets	–	2.79	–	3.38	7.00	3.78
Compensation rate increase	–	2.21	–	2.23	–	2.26

Schedule of defined benefit plan contributions

(In millions)

U.S. pension plans	$9.2
International pension plans	13.4

Schedule of anticipated future benefit payments

	Pension Benefits
(In millions)	U.S.	Int’l

2021	$9.2	$23.0
2022	6.9	25.1
2023	6.4	27.0
2024	6.7	26.0
2025	6.1	26.0

2026-2030	24.8	168.4

International
Defined Benefit Plans
Schedule of fair value of plan assets
The following table sets forth, by level within the fair value hierarchy (as applicable), international plan assets at fair value:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
2020
Cash	$3.8	$3.8	$–	$–
Insurance contracts	41.2	–	–	41.2
Pooled funds – fixed income securities (1)	469.9
Pooled funds – equity securities (1)	332.8
Pooled funds – other investments (1)	49.5
Total international plan assets at fair value	$897.2
2019
Cash	$1.2	$1.2	$–	$–
Insurance contracts	36.3	–	–	36.3
Pooled funds – fixed income securities (1)	329.9
Pooled funds – equity securities (1)	268.8
Pooled funds – other investments (1)	98.2
Total international plan assets at fair value	$734.4
(1)
Pooled funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total international plan assets.

Schedule of reconciliation of Level 3 assets
The following table presents a reconciliation of Level 3 international plan asset activity during the year ended January 2, 2021:

Level 3 Assets
(In millions)	Insurance Contracts
Balance at December 28, 2019	$36.3
Net realized and unrealized gain	.5
Purchases	4.0
Settlements	(3.6)
Impact of changes in foreign currency exchange rates	4.0
Balance at January 2, 2021	$41.2